ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued expense	$ 592,980	$ 587,230	$ 577,115
Accrued interest	521,402	466,801	271,621
Accrued interest and penalties Golock	1,172,782	1,172,782	0
Soundstr Obligation	145,258	145,259	169,409
Total accounts payable and accrued liabilities	$ 2,432,421	$ 2,372,072	$ 1,018,145